Changes in Capital Accounts, At the Market Offering (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	12 Months Ended
	Feb. 27, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 09, 2022
At The Market Offering [Abstract]
Common shares, par value (in dollars per share)		$ 0.01	$ 0.01
Issuance of common stock under ATM program, net of issuance costs (Note 9)		$ 0	$ 0	$ 673
Virtu Americas LLC [Member]
At The Market Offering [Abstract]
Common shares, par value (in dollars per share)						$ 0.01
Shares issued (in shares)	224,817				140,379
Issuance of common stock under ATM program, net of issuance costs (Note 9)	$ 673				$ 450
Maximum [Member] | Virtu Americas LLC [Member]
At The Market Offering [Abstract]
Common stock that can be sold under ATM						$ 30,000